Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
Boeing Capital Corp., 4.70%, 10/27/19(a)	$195	$195,934
Boeing Co. (The), 4.88%, 02/15/20	263	266,432
Lockheed Martin Corp., 4.25%, 11/15/19	305	306,547
Raytheon Co., 4.40%, 02/15/20	250	252,425
United Technologies Corp., 1.50%, 11/01/19	265	264,377

		1,285,715

Agriculture — 1.3%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	350,315
9.25%, 08/06/19	515	515,371
Philip Morris International Inc.
1.88%, 11/01/19	125	124,835
2.00%, 02/21/20	260	259,316
4.50%, 03/26/20	610	618,089

		1,867,926

Airlines — 0.2%
Delta Air Lines Inc., 2.88%, 03/13/20	310	310,003

Auto Manufacturers — 4.0%
American Honda Finance Corp.
2.00%, 02/14/20	585	583,941
2.25%, 08/15/19	465	464,981
Series A, 2.15%, 03/13/20	285	284,550
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	199,966
2.46%, 03/27/20	210	209,544
2.60%, 11/04/19(a)	775	774,589
2.68%, 01/09/20	510	509,562
8.13%, 01/15/20	650	665,340
General Motors Financial Co. Inc., 3.15%, 01/15/20 (Call 12/15/19)	840	841,386
Toyota Motor Credit Corp.
2.15%, 03/12/20	1,000	999,180
2.20%, 01/10/20	275	274,808

		5,807,847

Banks — 30.3%
Bank of Montreal
1.75%, 09/11/19	120	119,917
2.10%, 12/12/19	545	544,450
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/12/19)	570	569,932
Series G, 2.15%, 02/24/20 (Call 01/24/20)	615	614,477
Barclays Bank PLC, 5.13%, 01/08/20(a)	250	252,547
Barclays PLC, 2.75%, 11/08/19	1,050	1,050,126
BB&T Corp., 2.45%, 01/15/20 (Call 12/15/19)	952	952,381
BBVA USA, 2.75%, 09/29/19 (Call 08/29/19)	250	249,912
BPCE SA, 2.25%, 01/27/20	525	524,554
Branch Banking & Trust Co., 2.10%, 01/15/20 (Call 12/15/19)	400	399,544
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19(a)	530	529,608
Capital One N.A.
1.85%, 09/13/19 (Call 09/03/19)	500	499,620
2.35%, 01/31/20 (Call 12/31/19)	1,065	1,064,499
Citibank N.A., 1.85%, 09/18/19 (Call 09/03/19)(a)	500	499,680
Citigroup Inc.
2.40%, 02/18/20(a)	695	695,751
2.45%, 01/10/20 (Call 12/10/19)	930	930,205

Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	$475	$474,340
2.45%, 12/04/19 (Call 11/04/19)(a)	250	249,977
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	500	499,955
2.30%, 03/12/20	350	350,080
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	249,952
2.25%, 01/14/20	570	569,926
Credit Suisse AG/New York NY
5.30%, 08/13/19(a)	310	310,273
5.40%, 01/14/20	565	572,023
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20(a)	1,055	1,057,205
Fifth Third Bank/Cincinnati OH, 1.63%, 09/27/19 (Call 09/03/19)	200	199,800
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	940	940,301
5.38%, 03/15/20	1,705	1,735,571
HSBC USA Inc., 2.35%, 03/05/20	725	724,471
Huntington National Bank (The), 2.38%, 03/10/20 (Call 02/10/20)	200	199,948
JPMorgan Chase & Co.
2.20%, 10/22/19	685	684,657
2.25%, 01/23/20 (Call 12/23/19)	1,940	1,939,360
4.95%, 03/25/20	690	701,695
JPMorgan Chase Bank N.A., 1.65%, 09/23/19 (Call 09/03/19)(a)	415	414,556
KeyBank N.A./Cleveland OH
1.60%, 08/22/19(a)	550	549,741
2.50%, 12/15/19	605	605,085
Manufacturers & Traders Trust Co., 2.10%, 02/06/20 (Call 01/06/20)	350	349,454
Morgan Stanley
2.65%, 01/27/20	1,645	1,646,645
5.50%, 01/26/20	425	431,260
5.63%, 09/23/19	1,610	1,616,891
National Australia Bank Ltd./New York, 2.25%, 01/10/20(a)	550	549,802
PNC Bank N.A., 2.40%, 10/18/19 (Call 09/18/19)	510	509,929
PNC Financial Services Group Inc. (The), 5.13%, 02/08/20	620	628,358
Royal Bank of Canada
2.13%, 03/02/20	655	654,378
2.15%, 03/06/20(a)	707	706,449
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19(a)	250	251,980
Santander UK PLC
2.35%, 09/10/19	342	341,925
2.38%, 03/16/20(a)	523	522,498
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	315	314,716
2.30%, 03/11/20	515	514,773
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	750	750,142
2.51%, 01/17/20	750	750,390
SunTrust Bank/Atlanta GA, 2.25%, 01/31/20 (Call 12/31/19)	457	456,657
Svenska Handelsbanken AB, 1.50%, 09/06/19	315	314,751
Toronto-Dominion Bank (The)
1.45%, 08/13/19	500	499,915
1.90%, 10/24/19	410	409,598
2.25%, 11/05/19(a)	775	774,969

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	$395	$394,404
2.13%, 10/28/19 (Call 09/28/19)	770	769,677
2.35%, 01/23/20 (Call 12/23/19)	550	549,978
UBS AG/Stamford CT
2.35%, 03/26/20	890	889,635
2.38%, 08/14/19	1,125	1,125,000
Wells Fargo & Co., Series N, 2.15%, 01/30/20(a)	1,334	1,332,706
Wells Fargo Bank N.A.
2.15%, 12/06/19	300	299,826
2.40%, 01/15/20	760	760,304
Westpac Banking Corp.
1.60%, 08/19/19	305	304,905
2.15%, 03/06/20	920	919,071
4.88%, 11/19/19	965	972,373

		43,839,478

Beverages — 1.0%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19	500	506,005
Constellation Brands Inc., 2.00%, 11/07/19	335	334,417
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	255	254,562
PepsiCo Inc., 4.50%, 01/15/20	365	368,606

		1,463,590

Biotechnology — 0.4%
Amgen Inc., 4.50%, 03/15/20	250	252,938
Gilead Sciences Inc., 2.35%, 02/01/20	405	404,684

		657,622

Building Materials — 0.2%
Johnson Controls International PLC, 5.00%, 03/30/20	250	253,860

Chemicals — 0.2%
Air Products & Chemicals Inc., 4.38%, 08/21/19	25	25,027
Methanex Corp., 3.25%, 12/15/19	100	99,888
Nutrien Ltd., 4.88%, 03/30/20	130	131,898
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	115	114,923

		371,736

Computers — 2.1%
Apple Inc.
1.10%, 08/02/19	395	395,000
1.55%, 02/07/20	800	797,112
1.80%, 11/13/19	25	24,967
1.90%, 02/07/20	465	464,075
IBM Credit LLC, 1.63%, 09/06/19	360	359,705
International Business Machines Corp.
1.90%, 01/27/20	285	284,467
8.38%, 11/01/19	450	456,484
NetApp Inc., 2.00%, 09/27/19	250	249,700

		3,031,510

Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	249,332
Procter & Gamble Co. (The), 1.90%, 11/01/19	310	309,616

		558,948

Diversified Financial Services — 2.7%
Air Lease Corp., 2.13%, 01/15/20	265	264,499
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	1,125	1,124,100
2.25%, 08/15/19	743	742,911
Ameriprise Financial Inc., 5.30%, 03/15/20	305	310,392
Nomura Holdings Inc., 6.70%, 03/04/20	585	599,531
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	490	490,069

Security	Par (000)	Value

Diversified Financial Services (continued)
TD Ameritrade Holding Corp., 5.60%, 12/01/19	$320	$323,341

		3,854,843

Electric — 2.8%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)(a)	220	220,002
Consolidated Edison Inc., Series A, 2.00%, 03/15/20	220	219,360
Dominion Energy Inc.
5.20%, 08/15/19	140	140,129
Series B, 1.60%, 08/15/19	315	314,839
DTE Energy Co., 2.40%, 12/01/19 (Call 11/01/19)	140	139,874
Duke Energy Corp., 5.05%, 09/15/19	345	345,952
Eversource Energy, 4.50%, 11/15/19	160	160,856
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	445	445,752
5.20%, 10/01/19(a)	140	140,520
Georgia Power Co.
2.00%, 03/30/20	120	119,605
4.25%, 12/01/19	575	577,944
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20 (Call 12/27/19)	260	259,623
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 09/03/19)	75	74,942
2.70%, 09/15/19 (Call 09/03/19)	160	160,000
Public Service Enterprise Group Inc., 1.60%, 11/15/19	165	164,533
Sempra Energy
2.40%, 02/01/20	150	149,808
2.40%, 03/15/20 (Call 02/15/20)	425	424,490

		4,058,229

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 4.88%, 10/15/19	160	160,765

Electronics — 0.6%
Honeywell International Inc.
1.40%, 10/30/19	412	411,069
1.80%, 10/30/19	250	249,717
Keysight Technologies Inc., 3.30%, 10/30/19 (Call 09/30/19)	250	250,080

		910,866

Environmental Control — 0.4%
Republic Services Inc.
5.00%, 03/01/20	275	278,754
5.50%, 09/15/19	250	250,865

		529,619

Food — 1.3%
General Mills Inc., 2.20%, 10/21/19	365	364,774
JM Smucker Co. (The), 2.50%, 03/15/20	250	249,948
Kellogg Co., 4.15%, 11/15/19(a)	75	75,332
Kraft Heinz Foods Co., 5.38%, 02/10/20	290	294,016
Kroger Co. (The)
1.50%, 09/30/19	285	284,518
6.15%, 01/15/20	170	172,681
Tyson Foods Inc., 2.65%, 08/15/19	385	385,015

		1,826,284

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	200	199,686

Health Care – Products — 0.7%
Becton Dickinson and Co., 2.68%, 12/15/19	515	515,180
Life Technologies Corp., 6.00%, 03/01/20(a)	370	377,026

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Stryker Corp., 4.38%, 01/15/20	$150	$151,191

		1,043,397

Health Care – Services — 0.7%
Anthem Inc., 2.25%, 08/15/19	415	414,954
Humana Inc., 2.63%, 10/01/19	125	125,005
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	175	175,112
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	145	144,959
UnitedHealth Group Inc., 2.30%, 12/15/19	165	164,865

		1,024,895

Holding Companies – Diversified — 0.3%
Ares Capital Corp., 3.88%, 01/15/20 (Call 12/15/19)(a)	250	251,010
FS KKR Capital Corp., 4.25%, 01/15/20 (Call 12/15/19)	135	135,517

		386,527

Home Builders — 0.1%
DR Horton Inc., 4.00%, 02/15/20(a)	100	100,586

Insurance — 0.9%
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	85	84,969
Berkshire Hathaway Inc., 2.10%, 08/14/19	390	389,949
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	365	372,413
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 02/06/20)	295	294,832
Protective Life Corp., 7.38%, 10/15/19	125	126,198
WR Berkley Corp., 7.38%, 09/15/19	10	10,053

		1,278,414

Internet — 1.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	850	849,983
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)(a)	393	393,236
eBay Inc., 2.20%, 08/01/19	395	395,000

		1,638,219

Machinery — 1.4%
Caterpillar Financial Services Corp.
2.00%, 03/05/20(a)	345	344,534
2.10%, 01/10/20	380	379,738
2.25%, 12/01/19	35	34,990
John Deere Capital Corp.
1.25%, 10/09/19	215	214,564
1.70%, 01/15/20	375	373,957
2.05%, 03/10/20	125	124,833
2.20%, 03/13/20	115	114,911
2.30%, 09/16/19	315	314,972
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	130	129,619

		2,032,118

Manufacturing — 1.1%
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	612	611,021
5.50%, 01/08/20	630	637,717
6.00%, 08/07/19	410	410,160

		1,658,898

Media — 1.4%
Comcast Corp., 5.15%, 03/01/20	660	670,567
Discovery Communications LLC, 2.20%, 09/20/19	330	329,815
Time Warner Cable LLC, 5.00%, 02/01/20	640	647,482
TWDC Enterprises 18 Corp., 1.95%, 03/04/20(a)	380	379,350

		2,027,214

Mining — 0.1%
Newmont Goldcorp Corp., 5.13%, 10/01/19	140	140,538

Security	Par (000)	Value

Oil & Gas — 3.8%
BP Capital Markets PLC
2.32%, 02/13/20(a)	$890	$889,680
2.52%, 01/15/20	350	350,213
Cenovus Energy Inc., 5.70%, 10/15/19	129	129,466
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	730	728,606
2.19%, 11/15/19 (Call 10/15/19)	440	439,921
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	635	634,079
Husky Energy Inc., 7.25%, 12/15/19	165	167,729
Pioneer Natural Resources Co., 7.50%, 01/15/20	165	168,656
Shell International Finance BV
1.38%, 09/12/19	320	319,606
4.30%, 09/22/19	990	992,574
4.38%, 03/25/20	650	658,749

		5,479,279

Pharmaceuticals — 3.9%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	965	967,277
AstraZeneca PLC, 1.95%, 09/18/19	290	289,594
CVS Health Corp.
2.25%, 08/12/19	490	489,941
3.13%, 03/09/20(a)	810	813,661
Johnson & Johnson, 1.88%, 12/05/19	215	214,686
Mead Johnson Nutrition Co., 4.90%, 11/01/19	335	336,869
Merck & Co. Inc., 1.85%, 02/10/20(a)	465	464,047
Novartis Capital Corp., 1.80%, 02/14/20	300	299,334
Pfizer Inc., 1.70%, 12/15/19	465	463,926
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	1,325	1,323,768

		5,663,103

Pipelines — 1.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (Call 09/15/19)	100	100,298
Enbridge Energy Partners LP, 5.20%, 03/15/20	145	147,262
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	195	194,977
5.25%, 01/31/20	280	283,769
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	110	112,403
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	555	555,599
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	145	144,900
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	55	54,975
5.75%, 01/15/20(a)	100	101,273
TransCanada PipeLines Ltd., 2.13%, 11/15/19	305	304,558
Williams Companies Inc. (The), 5.25%, 03/15/20	600	609,786

		2,609,800

Real Estate Investment Trusts — 0.1%
Office Properties Income Trust, 3.60%, 02/01/20 (Call 01/01/20)(a)	110	110,148

Retail — 1.2%
AutoNation Inc., 5.50%, 02/01/20	200	202,560
Costco Wholesale Corp.
1.70%, 12/15/19	350	349,013
1.75%, 02/15/20	290	289,057
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	305	305,034
Walmart Inc., 1.75%, 10/09/19	540	539,374

		1,685,038

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 6.75%, 03/19/20	150	153,915

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 1.2%
Analog Devices Inc., 2.85%, 03/12/20	$275	$275,696
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	1,080	1,078,477
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	325	325,552

		1,679,725

Software — 2.5%
Adobe Inc., 4.75%, 02/01/20	325	328,822
CA Inc., 5.38%, 12/01/19	360	362,545
Microsoft Corp.
1.10%, 08/08/19	440	439,899
1.85%, 02/06/20(a)	675	673,880
1.85%, 02/12/20 (Call 01/12/20)	900	898,497
Oracle Corp., 2.25%, 10/08/19	855	854,769

		3,558,412

Telecommunications — 1.5%
America Movil SAB de CV, 5.00%, 03/30/20	400	406,452
Cisco Systems Inc.
1.40%, 09/20/19	235	234,723
4.45%, 01/15/20	1,175	1,186,491
Orange SA, 1.63%, 11/03/19	415	413,983

		2,241,649

Transportation — 0.7%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	285	286,020
Canadian National Railway Co., 2.40%, 02/03/20(a)	170	169,998
FedEx Corp., 2.30%, 02/01/20	250	250,075
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)(a)	145	144,960
2.65%, 03/02/20 (Call 02/02/20)	195	195,189

		1,046,242

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	175	175,012

Total Corporate Bonds & Notes — 73.7% (Cost: $106,675,297)		106,721,656

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 2.2%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF(a)(b)	128	$3,159,282

Total Investment Companies — 2.2% (Cost $3,047,085)		3,159,282

Short-Term Investments

Money Market Funds — 27.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(b)(c)(d)	6,294	6,296,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	34,008	34,008,000

		40,304,917

Total Short-Term Investments — 27.8% (Cost: $40,302,416)		40,304,917

Total Investments in Securities — 103.7% (Cost: $150,024,798)		150,185,855

Other Assets, Less Liabilities — (3.7)%		(5,339,994)

Net Assets — 100.0%		$144,845,861

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,100	—		(3,806	)(a)	6,294	$6,296,917	$20,356	(b)	$870	$1,692
BlackRock Cash Funds: Treasury, SL Agency Shares	2,815	31,193	(a)	—		34,008	34,008,000	183,614		—	—
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—		—		128	3,159,282	46,808		—	28,248
PNC Bank N.A.
1.45%, 07/29/19(c)	175	250		(425)		—	N/A	5,312		—	300
2.25%, 07/02/19(c)	250	—		(250)		—	N/A	3,198		—	1,695
2.40%, 10/18/19(c)	500	10		—		510	N/A	7,633		—	4,959

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 07/31/19 (000)	Value at 07/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

PNC Financial Services Group Inc. (The), 5.13%, 02/08/20 (c)	510	260	(150)	620	$	N/A	$12,505	$(342)	$3,927

						$43,464,199	$279,426	$528	$40,821

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$106,721,656	$—	$106,721,656
Investment Companies	3,159,282	—	—	3,159,282
Money Market Funds	40,304,917	—	—	40,304,917

	$43,464,199	$106,721,656	$—	$150,185,855